CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,325	$ 4,593
Short-term bank deposits and restricted cash	58	52
Trade receivables	472	331
Other accounts receivable and prepaid expenses	515	291
Current assets related to discontinued operations	3,310	4,246
Total current assets	5,680	9,513
LONG TERM ASSETS:
Property and equipment, net	522	625
Long-term bank deposits and other long-term receivables	5	6
Long term assets related to discontinues operations	0	1,817
Total long-term assets	527	2,448
Total assets	6,207	11,961
CURRENT LIABILITIES:
Current maturity of long-term capital lease	55	55
Trade payables	1,036	872
Other accounts payable and accruals	965	2,003
Current liabilities related to discontinued operations	658	874
Total current liabilities	2,714	3,804
LONG-TERM LIABILITIES:
Debentures and Warrants	2,357	3,675
Long term capital lease obligations	37	65
Total long-term liabilities	2,394	3,740
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS EQUITY:
Ordinary Shares of NIS 7.2 par value: 5,000,000 shares authorized at June 30, 2017 and December 31, 2016; 2,588,086 (unaudited) and 1,842,704 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	4,904	3,442
Additional paid-in capital	157,285	157,478
Accumulated deficit	(161,090)	(156,503)
Total shareholders’ equity	1,099	4,417
Total liabilities and shareholders’ equity	$ 6,207	$ 11,961